Schedule of investments
Delaware Ivy Municipal Bond Fund
December 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.68%
Corporate Revenue Bonds — 11.94%
Buckeye Ohio Tobacco Settlement Financing Authority
Series A-2 3.00% 6/1/48	6,110,000	$ 4,307,366
Series A-2 4.00% 6/1/48	4,010,000	3,436,490
Series B-2 5.00% 6/1/55	1,500,000	1,303,920
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project) 5.00% 9/1/42	2,000,000	2,087,720
Florida Development Finance Surface Transportation Facilities Revenue
(Brightline Passenger Rail Project) Series B 144A 7.375% 1/1/49 (AMT) #	4,360,000	3,815,000
George L Smith II Congress Center Authority
Series A 2.375% 1/1/31	1,000,000	862,980
George L Smith II World Congress Center Authority
(Convention Center Hotel 1st Tier) Series A 4.00% 1/1/54	2,000,000	1,545,200
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bond) 144A 7.00% 3/1/39 (AMT) #	2,680,000	2,012,305
Iowa Finance Authority Midwestern Disaster Area Revenue
5.00% 12/1/50	2,140,000	1,999,680
New York City Industrial Development Agency
0.000% 3/1/25 ^	3,175,000	2,946,464
0.000% 3/1/26 ^	3,185,000	2,851,626
0.000% 3/1/27 ^	3,000,000	2,582,400
New York Counties Tobacco Trust V
Series 4B 144A 0.00% 6/1/60 #, ^	402,200,000	13,686,866
		43,438,017
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds — 4.71%
Arizona Industrial Development Authority Revenue
(Leman Academy Of Excellence Projects) Series A 4.50% 7/1/54	1,320,000	$ 1,151,080
California Educational Facilities Authority
Series U-7 5.00% 6/1/46	6,500,000	7,449,650
Series V-1 5.00% 5/1/49	3,100,000	3,542,866
California Municipal Finance Authority
Series A 5.00% 6/1/36	1,000,000	1,021,950
Clifton Higher Education Finance Revenue
Series A 4.25% 12/1/34	3,000,000	2,942,670
Utah Charter School Finance Authority
5.00% 4/15/37	1,000,000	1,025,090
		17,133,306
Electric Revenue Bonds — 5.71%
Illinois Municipal Electric Agency
Series A 5.00% 2/1/32	3,695,000	3,833,895
Missouri Joint Municipal Electric Utility Commission
Series A 5.00% 12/1/36	5,650,000	5,808,030
Series A 5.00% 12/1/37	1,000,000	1,026,810
Modesto Irrigation District
Series A 5.00% 10/1/36	4,270,000	4,483,286
Omaha Public Power District Nebraska City Station Unit 2
Series A 5.00% 2/1/41	1,000,000	1,041,540
Puerto Rico Electric Power Authority Revenue
Series AAA 5.25% 7/1/25 ‡	225,000	165,375
Series WW 5.00% 7/1/28 ‡	510,000	373,575
Series XX 4.75% 7/1/26 ‡	185,000	134,819
Series ZZ 4.75% 7/1/27 ‡	145,000	105,669
Series ZZ 5.25% 7/1/24 ‡	315,000	231,525
Utility Debt Securitization Authority
Series TE 5.00% 12/15/31	3,500,000	3,565,450
		20,769,974
Healthcare Revenue Bonds — 11.41%
Brookhaven Development Authority
Series A 4.00% 7/1/44	1,000,000	961,260
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Schedule of investments
Delaware Ivy Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
Series A-2 4.00% 8/1/49	1,015,000	$ 852,590
Hamilton County Ohio Hospital Facilities Revenue
Series CC 5.00% 11/15/49	6,460,000	6,869,564
Hawaii Department of Budget & Finance Special Purpose Revenue
Series A 5.00% 7/1/35	500,000	517,705
Hillsborough County Industrial Development Authority Revenue
Series A 3.50% 8/1/55	5,000,000	3,814,300
Illinois Finance Authority Revenue Bonds
(NorthShore – Edward-Elmhurst Health Credit Group) Series A 5.00% 8/15/51	3,985,000	4,184,170
Lake County Port & Economic Development Authority
Series A 144A 6.75% 12/1/52 #, ‡	1,300,000	325,000
Maricopa County Industrial Development Authority
Series A 4.00% 1/1/38	5,000,000	4,852,150
New Hope Cultural Education Facilities Finance Texas Senior Living Revenue
Series A-2 6.50% 1/1/31	9,865,000	8,832,233
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	3,500,000	2,531,830
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	3,285,000	1,252,406
Series A 144A 6.75% 12/1/53 #, ‡	3,765,000	1,435,407
Washington Health Care Facilities Authority
Series D 5.00% 10/1/38	5,000,000	5,070,450
		41,499,065
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds — 1.17%
Nebraska Investment Finance Authority
Series A 2.35% 9/1/35	2,500,000	$ 2,163,225
New York City Housing Development MultiFamily Revenue
Series A-1-B 2.05% 11/1/31	520,000	452,218
Series A-1-B 2.15% 11/1/32	970,000	829,592
North Carolina Housing Finance Agency
Series 44 2.55% 7/1/35	930,000	792,388
		4,237,423
Lease Revenue Bonds — 8.39%
Fayette County School District Finance
5.00% 6/1/46 (BAM)	2,000,000	2,147,380
5.00% 6/1/47 (BAM)	2,870,000	3,061,946
Metropolitan Pier & Exposition Authority Illinois Revenue
Series B 0.00% 12/15/54 (BAM) ^	25,445,000	5,100,959
Michigan State Building Authority
Series I 5.00% 4/15/34	2,500,000	2,626,525
New Jersey State Transportation Trust Fund Authority
Series AA 4.00% 6/15/50 (BAM)	4,210,000	3,702,021
New Jersey Transportation Trust Fund Authority
(Transportation System) Series A 0.00% 12/15/39 ^	12,890,000	5,566,933
New York City Transitional Finance Authority Building Aid Revenue
Series S-3A 5.00% 7/15/36	2,000,000	2,151,860
New York Liberty Development
Series A 3.00% 11/15/51 (BAM)	6,425,000	4,656,519
Regional Transportation District
5.00% 6/1/35	1,435,000	1,487,521
		30,501,664
Local General Obligation Bonds — 5.35%
Alamo Community College District
5.00% 8/15/38	5,000,000	5,352,200

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Lincoln Consolidated School District
Series A 5.00% 5/1/35 (AGM)	500,000	$ 531,040
Mida Golf and Equestrian Center Public Infrastructure District
144A 4.50% 6/1/51 #	2,500,000	1,869,025
144A 4.625% 6/1/57 #	2,000,000	1,473,960
New York
Series G 5.00% 8/1/30	1,000,000	1,022,090
Palomar Health
Series A 0.000% 8/1/31 ^	3,315,000	2,416,171
Series A 0.000% 8/1/32 ^	5,000,000	3,483,200
Series A 0.000% 8/1/33 ^	5,000,000	3,327,400
		19,475,086
Pre-Refunded/Escrowed to Maturity Bonds — 2.51%
Central Texas Turnpike System
1st Tier 0.00% 8/15/26 ^	1,340,000	1,206,992
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
Series C 6.50% 10/1/41-26 §	7,000,000	7,933,660
		9,140,652
Special Tax Revenue Bonds — 21.68%
City of Detroit, Michigan
Series B 5.109% 6/15/34 ‡, •	3,132,110	2,818,899
Commonwealth of Puerto Rico
(Subordinate) Series C 3.357% 11/1/43 •, ^	25,841,510	11,337,963
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	20,200,766	16,918,142
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/39	3,130,000	3,139,327
New York City Transitional Finance Authority Future Tax Secured Revenue
Series A-2 5.00% 8/1/37	5,000,000	5,342,400
New York Convention Center Development Revenue
5.00% 11/15/34	2,000,000	2,048,440
New York State Dormitory Authority
Series B 5.00% 2/15/38	5,000,000	5,176,800
Puerto Rico Sales Tax Financing Revenue
Series A-1 0.000% 7/1/46 ^	26,435,000	6,546,363
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
Series A-1 0.000% 7/1/51 ^	64,384,000	$ 11,670,244
(Restructured)
Series A-1 4.75% 7/1/53	3,730,000	3,306,421
Series A-1 5.00% 7/1/58	5,750,000	5,234,973
Series A-2 4.329% 7/1/40	2,340,000	2,113,792
Regional Transportation Authority
Series A 6.00% 7/1/24	3,080,000	3,217,645
		78,871,409
State General Obligation Bonds — 2.22%
California State
(Various Purpose) 5.00% 4/1/37	5,000,000	5,020,650
Illinois State
Series A 5.50% 3/1/47	3,000,000	3,071,250
		8,091,900
Transportation Revenue Bonds — 17.22%
Central Texas Turnpike System
Series A 0.000% 8/15/26 ^	15,000,000	13,424,700
Series B 5.00% 8/15/37	1,000,000	1,022,330
Chicago O'Hare International Airport
Series A 5.00% 1/1/38 (AMT)	605,000	627,185
Series B 5.00% 1/1/34	1,000,000	1,032,490
Series D 5.25% 1/1/37	2,500,000	2,632,950
Foothill-Eastern Transportation Corridor Agency Revenue
(Senior Lien) Series A 4.00% 1/15/46	2,000,000	1,852,120
Illinois State Toll Highway Authority
Series A 5.00% 1/1/35	2,000,000	2,002,560
Series B 5.00% 1/1/37	1,500,000	1,552,095
Metropolitan Transportation Authority
Series C 5.00% 11/15/36	2,625,000	2,649,780
Series C-1 5.00% 11/15/35	2,500,000	2,534,700
Miami-Dade County Florida Aviation Revenue
Series A 4.00% 10/1/44 (AMT)	1,500,000	1,341,405
Monroe County Airport Revenue
5.00% 10/1/42 (AMT)	1,505,000	1,531,503
5.00% 10/1/52 (AMT)	2,445,000	2,439,450
5.25% 10/1/47 (AMT)	1,100,000	1,126,521
North Carolina Turnpike Authority
Series B 0.00% 1/1/34 ^	10,000,000	6,380,000

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Schedule of investments
Delaware Ivy Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
North Texas Tollway Authority
1st Tier 0.00% 1/1/30 ^	12,000,000	$ 9,322,440
Pennsylvania Turnpike Commission
5.00% 6/1/38	1,000,000	1,027,740
Series C 6.25% 6/1/33 (AGM)	4,000,000	4,460,760
Port of Portland Oregon Airport Revenue
Series 23 5.00% 7/1/33	3,500,000	3,639,160
Port of Seattle
Series B 5.00% 3/1/35	2,000,000	2,049,840
		62,649,729
Water & Sewer Revenue Bonds — 5.37%
Los Angeles California Wastewater System Revenue
Series A 5.00% 6/1/35	1,000,000	1,048,390
Series D 5.00% 6/1/34	2,500,000	2,633,150
New York City Municipal Water Finance Authority
Series HH 5.00% 6/15/37	10,000,000	10,425,100
Texas Water Development Board
Series B 5.00% 10/15/38	5,000,000	5,416,600
		19,523,240
Total Municipal Bonds (cost $373,943,600)		355,331,465
Number of shares
Short-Term Investments — 1.57%
Money Market Mutual Funds — 0.31%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 2.86%)	1,123,886	1,123,886
1,123,886
	Principal amount°
Variable Rate Demand Notes — 1.26%¤
Los Angeles Department Of Water And Power Revenue
Subseries B-3 0.35% 7/1/34 (SPA - Barclays Bank)	200,000	200,000
New York City Municipal Water Finance Authority
Series BB 1.05% 6/15/33 (SPA - Bank of America N.A)	400,000	400,000
	Principal amount°	Value (US $)
Variable Rate Demand Notes (continued)
State Of Oregon Oregon Facilities Authority Refunding Revenue
(PeaceHealth) Series B 1.05% 8/1/34 (LOC - TD Bank N.A.)	3,000,000	$ 3,000,000
University of North Carolina at Chapel Hill
Series B 1.05% 2/15/31 (SPA - TD Bank N.A.)	1,000,000	1,000,000
		4,600,000
Total Short-Term Investments (cost $5,723,886)		5,723,886

Total Value of Securities—99.25% (cost $379,667,486)		361,055,351
Receivables and Other Assets Net of Liabilities—0.75%		2,731,291
Net Assets Applicable to 36,574,041 Shares Outstanding—100.00%		$363,786,642
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of Rule 144A securities was $25,869,969, which represents 7.11% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

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(Unaudited)
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of December 31, 2022.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
Summary of abbreviations: (continued)
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LOC – Letter of Credit
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar
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